INTANGIBLE ASSETS, NET	6 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS, NET

NOTE 11 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Software	$168,043	$163,642
Less: accumulated amortization	(51,399)	(41,871)
Intangible assets, net	$116,644	$121,771

For the six months ended March 31, 2026 and 2025, amortization was $8,287 and $8,112 respectively.